PROPERTY AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets Net	$ 96,230	$ 131,544
Capital Leases, Income Statement, Amortization Expense	35,314	9,869
Depreciation	364,645	74,238
South African Restaurants [Member]
Capital Leased Assets Net	$ 141,413